UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2008

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 56.42%					$490,158,978
(Cost $553,050,226)

Aerospace & Defense 0.14%					1,198,875
BE Aerospace, Inc.	8.500%	07/01/18	BB+	1,150	1,198,875

Agricultural Products 0.22%					1,951,110
Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04/15/14	BBB-	2,100	1,951,110

Airlines 0.97%					8,464,995
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02/02/19	A-	909	817,972
Pass Thru Ctf Ser 2000-2 Class B	8.307	04/02/18	B+	1,238	1,027,312
Pass Thru Ctf Ser 2001-1 Class C	7.033	06/15/11	B+	622	497,668
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821	08/10/22	A-	2,791	2,288,443
Sr Pass Thru Ctf Ser 2002-1	6.417	07/02/12	AA	2,880	2,505,600
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1	7.027	11/01/19	BBB+	1,660	1,328,000

Aluminum 0.21%					1,807,475
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	CCC+	1,835	1,807,475

Asset Management & Custody Banks 0.42%					3,687,712
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then variable)
(S)	5.260	12/29/49	AA	4,005	3,687,712

Auction Dealer 0.19%					1,683,925
Sotheby's,
Sr Note (S)	7.750	06/15/15	BBB-	1,745	1,683,925

Auto Parts & Equipment 0.45%					3,927,850
Allison Transmission, Inc.,
Gtd Sr Note (L) (S)	11.000	11/01/15	B-	1,885	1,734,200
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	B	2,130	1,810,500
United Rentals North America, Inc.	7.750	11/15/13	B	485	383,150

Automobile Manufacturers 0.08%					731,700
General Motors Corp.,
Sr Note	7.125	07/15/13	B-	1,355	731,700

Brewers 0.21%					1,848,494
Sabmiller PLC,
Note (S)	6.500	07/15/18	BBB+	1,850	1,848,494

Broadcasting & Cable TV 1.05%					9,159,117
Charter Communicatons Holdings II,
Gtd Sr Note (S)	10.250	10/01/13	CAA2	1,680	1,491,000
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	1,470	1,623,675
Comcast Cable Holdings LLC,
Gtd Sr Note	9.800	02/01/12	BBB+	1,720	1,934,763

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)
Time Warner Cable, Inc.,
Gtd Sr Note	6.750%	07/01/18	BBB+	2,235	$2,256,429
XM Satellite Radio Holdings, Inc.,
Sr Note (L) (S)	13.000	08/01/13	CCC	2,100	1,853,250

Building Products 0.23%					1,968,424
CRH America, Inc.,
Gtd Note	8.125	07/15/18	BBB+	1,930	1,968,424

Casinos & Gaming 1.86%					16,138,704
Fontainebleau Las Vegas,
Note (S)	10.250	06/15/15	CCC+	1,825	862,313
Greektown Holdings LLC,
Sr Note (H) (S)	10.750	12/01/13	D	1,170	883,350
Indianapolis Downs LLC,
Sr Sec Note (S)	11.000	11/01/12	B	1,135	902,325
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	B-	2,090	1,494,350
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B	1,970	1,398,700
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02/15/14	B-	2,210	1,839,825
Mashantucket Pequot Tribe,
Bond Ser A (S)	8.500	11/15/15	BB-	395	288,350
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08/15/14	B	1,050	771,750
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04/01/10	B	1,525	1,483,063
Gtd Note Ser B	9.000	06/01/12	CCC	1,090	896,525
Seminole Tribe of Florida,
Bond (S)	6.535	10/01/20	BBB	2,260	2,216,789
Turning Stone Resort & Casino Enterprise,
Sr Note (S)	9.125	09/15/14	B+	1,985	1,910,562
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	BB-	1,277	1,190,802

Commodity Chemicals 0.18%					1,547,225
Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04/01/15	B-	1,555	1,547,225

Consumer Finance 0.81%					7,029,442
CIT Group, Inc.,
Sr Note	5.650	02/13/17	A-	660	463,466
Sr Note	5.125	09/30/14	A-	575	412,190
Sr Note	5.000	02/13/14	A-	445	320,423
Ford Motor Credit Co., LLC,
Sr Note	9.875	08/10/11	B-	1,135	931,722
Sr Note	9.750	09/15/10	B-	3,237	2,820,110
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	2,270	2,081,531

Data Processing & Outsourced Services 0.20%					1,717,484
Fiserv, Inc.,
Gtd Sr Note	6.800	11/20/17	BBB	1,690	1,717,484

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks 1.51%					$13,093,535
Banco Mercantil del Norte SA,
Sub Note (S)	6.862%	10/13/21	Baa1	2,500	2,320,750
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 4-15-15 then
variable) (S)	5.506	12/15/49	A2	2,530	2,089,284
HBOS PLC,
Perpetual Jr Sub Bond (6.413% to 10-1-35 then
variable) (S)	6.413	09/29/49	A	2,410	1,506,012
Northern Trust Co.,
Sub Note	6.500	08/15/18	AA-	920	949,862
Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser U (7.640% to 9-29-17 then
variable) (United Kingdom)	7.640	03/31/49	A	1,400	1,182,657
Perpetual Jr Sub Bond (7.648% to 9-30-31 then
variable) (United Kingdom)	7.648	08/29/49	A	3,210	3,028,471
Silicon Valley Bank,
Sub Note	6.050	06/01/17	BBB	2,335	2,016,499

Diversified Chemicals 0.22%					1,871,903
Mosiac Co. (The),
Sr Note (S)	7.625	12/01/16	BBB-	1,780	1,871,903

Diversified Financial Services 2.31%					20,101,574
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB-	3,200	3,393,536
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	BBB	1,730	1,465,549
General Electric Capital Corp.,
Sr Note	5.625	05/01/18	AAA	1,810	1,759,720
Huntington Capital III,
Gtd Jr Sub Bond (6.650% to 5-15-17 then variable)	6.650	05/15/37	BBB-	2,165	1,038,420
Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable)	7.400	09/29/36	BB+	2,595	1,732,700
NiSource Finance Corp.,
Gtd Bond	6.800	01/15/19	BBB-	1,635	1,590,181
QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17 then variable) (S)	6.797	06/01/49	BBB	2,485	2,013,193
Rio Tinto Finance (USA) Ltd.,
Gtd Note	6.500	07/15/18	BBB+	1,855	1,866,341
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01/25/49	BBB+	2,215	1,802,988
Sovereign Capital Trust VI,
Gtd Note	7.908	06/13/36	BB+	1,840	1,409,436
TECO Finance, Inc.,
Gtd Sr Note	6.572	11/01/17	BB+	839	805,953
Sr Note	7.000	05/01/12	BB+	1,211	1,223,557

Diversified Metals & Mining 0.17%					1,441,600
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04/01/17	BBB-	1,360	1,441,600

Diversified REITs 0.35%					3,067,587
HRPT Properties Trust,
Sr Note	6.650	01/15/18	BBB	1,070	962,631

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified REIT's (continued)
ProLogis,
Sr Sec Note	6.625%	05/15/18	BBB+	2,285	$2,104,956

Diversified Support Services 0.26%					2,250,277
Ingersoll-Rand Global Holding Co., Ltd.	6.875	08/15/18	BBB+	2,240	2,250,277

Drug Retail 0.60%					5,180,465
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable)	6.302	06/01/37	BBB-	3,635	3,085,206
Sr Note	5.750	06/01/17	BBB+	2,140	2,095,259

Electric Utilities 2.86%					24,845,707
Abu Dhabi National Energy Co.,
Bond (S)	6.500	10/27/36	AA-	3,035	2,659,246
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	BB+	3,303	3,517,960
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06/01/17	BBB-	2,295	2,330,459
Constellation Energy Group,
Sr Note	4.550	06/15/15	BBB	3,875	3,443,255
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12/15/10	BB+	836	866,878
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11/14/11	BB	1,835	1,908,400
Israel Electric Corp., Ltd.,
Note (S)	7.250	01/15/19	BBB+	2,395	2,418,299
Midwest Generation LLC,
Gtd Pass Thru Ctf	8.560	01/02/16	BB+	1,206	1,245,491
Nevada Power Co.,
Mtg Note Ser L	5.875	01/15/15	BBB	1,755	1,737,548
PNPP II Funding Corp.,
Deb	9.120	05/30/16	BBB-	183	186,435
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A (S)	10.250	11/01/15	CCC	2,265	2,259,337
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	BBB	2,254	2,272,399

Environmental & Facilities Services 0.11%					982,125
Blaze Recycling & Metals, Inc.,
Gtd Sr Sec Note (G) (S)	10.875	07/15/12	B	970	982,125

Foreign Banks 0.18%					1,526,893
Natixis,
Sub Bond (10.000% to 4-30-18 then variable) (S)	10.000	04/30/49	A	1,575	1,526,893

Gas Utilities 0.20%					1,748,209
Southern Union Co.,
Jr Sub Note Ser A (7.200% to 11-1-11 then
variable)	7.200	11/01/66	BB	2,165	1,748,209

Health Care Distributors 0.17%					1,474,855
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	A-	1,455	1,474,855

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Health Care Facilities 0.16%					$1,419,050
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875%	07/15/15	B	1,405	1,419,050

Health Care Services 0.47%					4,055,549
Humana, Inc.,
Sr Note	8.150	06/15/38	BBB	2,835	2,827,989
UnitedHealth Group, Inc.,
Sr Note	5.500	11/15/12	A-	1,240	1,227,560

Hotels, Resorts & Cruise Lines 0.20%					1,719,183
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02/15/13	BBB-	1,815	1,719,183

Household Products 0.18%					1,543,850
Yankee Aquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	B-	2,005	1,543,850

Industrial Conglomerates 0.32%					2,747,958
Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10/17/17	BB-	1,775	1,775,000
Tyco Electronics Group SA,
Gtd Sr Note	6.550	10/01/17	BBB	970	972,958

Integrated Telecommunication Services 1.50%					13,067,564
AT&T Inc.,
Sr Note	6.400	05/15/38	A	1,840	1,758,098
Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01/15/14	B-	1,950	1,845,187
Nextel Communications, Inc.,
Sr Gtd Note Ser E	6.875	10/31/13	BB	2,365	1,945,212
Qwest Corp.,
Sr Note	7.875	09/01/11	BBB-	1,620	1,607,850
Telecom Italia Capital,
Gtd Sr Note	7.721	06/04/38	BBB	2,860	2,788,995
Verizon Communications, Inc.,
Sr Bond	6.900	04/15/38	A	1,545	1,529,834
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	B-	2,035	1,592,388

Investment Banking & Brokerage 2.52%					21,852,442
American General Finance Corp.,
Note Ser J	6.900	12/15/17	A+	1,735	1,389,844
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	AA-	1,950	2,020,454
BNP Paribas,
Jr Sub Note (7.195% to 6-25-37 then variable) (S)	7.195	06/29/49	AA-	985	859,778
Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18 then variable)	8.400	04/29/49	A	2,855	2,423,952
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	A+	1,830	1,610,131
Jefferies Group, Inc.,
Sr Note	6.450	06/08/27	BBB+	1,115	857,810
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)	7.900	04/29/49	A	2,470	2,243,995

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Investment Banking & Brokerage (continued)
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750%	05/14/38	A-	1,770	$1,588,876
Sr Note Ser	6.875	04/25/18	A	3,375	3,108,405
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	Aa3	2,750	2,748,130
Morgan Stanley,
Sr Note Ser F	6.625	04/01/18	A+	3,230	3,001,067

Leisure Facilities 0.23%					2,008,063
AMC Entertainment, Inc.,
Sr Sub Note	8.000	03/01/14	CCC+	2,225	2,008,063

Life & Health Insurance 0.55%					4,808,035
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable)	6.050	04/20/67	A-	915	717,483
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	A+	2,765	2,710,914
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17 then variable) (S)	8.300	10/15/37	BB	1,660	1,379,638

Marine 0.49%					4,219,700
CMA CGM SA,
Sr Note (S)	7.250	02/01/13	BB+	2,690	2,333,575
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	B+	1,975	1,886,125

Meat, Poultry & Fish 0.21%					1,798,494
Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01/31/17	B	1,415	1,354,862
Gtd Sr Note (S)	9.875	05/15/15	B	450	443,632

Metal & Glass Containers 0.42%					3,666,110
BWAY Corp.,
Gtd Sr Sub Note	10.000	10/15/10	B-	2,375	2,363,125
Commercial Metals Co.,
Sr Note	7.350	08/15/18	BBB	1,295	1,302,985

Movies & Entertainment 0.30%					2,569,938
Cinemark, Inc.,
Sr Disc Note	9.750	03/15/14	CCC+	920	887,800
Rogers Cable, Inc.,
Gtd Sr Sec Note	6.750	03/15/15	BBB-	1,640	1,682,138

Multi-Line Insurance 1.08%					9,413,885
American International Group, Inc.,
Jr Sub Bond (8.175% to 5-15-38 then variable) (S)	8.175	05/15/58	BBB	1,525	1,177,883
AXA SA,
Perpetual Sub Note (6.379% to 12-14-36 then
variable) (S)	6.379	12/14/49	BBB+	1,170	913,959
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable)	6.150	11/15/66	BBB+	1,640	1,180,833
Horace Mann Educators Corp.,
Sr Note	6.850	04/15/16	BBB	1,425	1,508,294
Liberty Mutual Group
Bond (S)	7.500	08/15/36	BBB-	3,070	2,651,488
Gtd Bond (S)	7.800	03/15/37	BB+	2,635	1,981,428

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Multi-Media 0.49%					$4,290,851
News America Holdings, Inc.,
Gtd Sr Deb	8.250%	08/10/18	BBB+	2,165	2,391,325
Time Warner Entertainment Co., LP,
Sr Deb	8.375	03/15/23	BBB+	1,740	1,899,526

Multi-Utilities 0.39%					3,361,762
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11/08/16	B	2,090	2,045,588
Salton Sea Funding Corp.,
Sr Sec Bond Ser F	7.475	11/30/18	BBB-	1,277	1,316,174

Office Services & Supplies 0.26%					2,228,575
Xerox Corp.,
Sr Note	6.750	02/01/17	BBB	2,204	2,228,575

Oil & Gas Drilling 0.26%					2,276,883
Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03/01/17	B+	1,270	1,152,525
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08/01/13	BBB-	1,118	1,124,358

Oil & Gas Exploration & Production 0.31%					2,724,196
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11/15/14	B-	1,230	1,266,900
Petro-Canada,
Sr Note	6.050	05/15/18	BBB	1,505	1,457,296

Oil & Gas Refining & Marketing 0.21%					1,847,323
Enterprise Products Operating LP,
Gtd Jr Sub Note (7.034% to 1-15-18 then variable)	7.034	01/15/68	BB	2,130	1,847,323

Oil & Gas Storage & Transportation 1.31%					11,401,955
Buckeye Partners LP,
Sr Note	5.125	07/01/17	BBB	1,260	1,161,625
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	B+	1,835	1,835,000
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	2,150	2,170,717
Plains All American Pipeline LP,
Sr Note (S)	6.500	05/01/18	BBB-	1,290	1,269,007
Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04/15/18	BBB	1,440	1,405,570
Targa Resources Partners LP,
Sr Note	8.250	07/01/16	B	1,345	1,223,950
TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06/01/67	BB	2,640	2,336,086

Packaged Foods & Meats 0.48%					4,191,875
ASG Consolidated LLC,
Sr Disc Note, Step Coupon (Zero to 11-1-08, then
11.500%)	Zero	11/01/11	B+	2,200	2,024,000
Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02/01/17	B	2,350	2,167,875

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Packaging 0.05%					$435,600
U.S. Corrugated, Inc.,
Sr Sec Note	10.000%	06/01/13	B	605	435,600

Paper Products 0.80%					6,945,287
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	1,885	1,915,233
Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11/15/15	BBB-	1,740	1,614,854
Smurfit-Stone Container Corp.,
Sr Note	8.000	03/15/17	B-	2,060	1,648,000
Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08/01/14	B+	1,880	1,767,200

Precious Metals & Minerals 0.17%					1,447,576
Vedanta Resources, PLC,
Note (S)	8.750	01/15/14	BB	1,445	1,447,576

Property & Casualty Insurance 0.49%					4,292,721
Chubb Corp.,
Sr Note	5.750	05/15/18	A	965	925,899
Ohio Casualty Corp.,
Sr Note	7.300	06/15/14	BBB	2,330	2,363,165
Progressive Corp.,
Jr Sub Deb (6.700% to 6-1-17 then variable)	6.700	06/15/37	A-	1,225	1,003,657

Publishing 0.57%					4,934,228
Idearc, Inc.,
Gtd Sr Note	8.000	11/15/16	B-	2,405	1,088,262
New York Times Co.,
Sr Note	4.500	03/15/10	BBB-	2,605	2,501,816
R.H. Donnelley Corp.,
Sr Note (S)	8.875	10/15/17	B-	2,610	1,344,150

Real Estate Management & Development 0.88%					7,661,383
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	BBB-	1,835	1,707,178
Health Care Realty Trust, Inc.,
Sr Note	8.125	05/01/11	BBB-	1,715	1,778,532
Nationwide Health Properties, Inc.,
Note	6.500	07/15/11	BBB-	1,745	1,783,913
Simon Property Group LP,
Sr Note	5.625	08/15/14	A-	2,520	2,391,760

Retail 0.19%					1,662,788
Macy's Retail Holdings, Inc.,
Gtd Note	7.875	07/15/15	BBB-	1,650	1,662,788

Specialized Consumer Services 0.09%					793,350
Firekeepers Development Authority,
Sr Sec Note (S)	13.875	05/01/15	B	860	793,350

Specialized Finance 1.72%					14,955,223
American Express Co.,
Sr Note	7.000	03/19/18	A+	1,995	1,959,216
American Express Credit Co.,
Sr Note Ser C	7.300	08/20/13	A+	2,700	2,742,779

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialized Finance (continued)
Bosphorous Financial Services,
Sec Floating Rate Note (P)	4.604%	02/15/12	Baa2	2,328	$2,248,523
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	BB-	2,180	1,923,850
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12/30/11	BB	2,894	2,944,645
Graftech Finance, Inc.,
Gtd Sr Note	10.250	02/15/12	BB	457	470,710
HRP Myrtle Beach Operations, LLC,
Note	7.383	04/01/12	B+	1,075	838,500
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)	6.091	12/22/49	A+	2,900	1,827,000

Specialty Chemicals 0.85%					7,338,650
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	2,160	2,095,200
Ecolab, Inc.,
Sr Note	4.875	02/15/15	A	1,905	1,887,312
Momentive Performance,
Gtd Sr Note	9.750	12/01/14	B	2,235	2,017,088
Nova Chemicals Ltd.,
Note	7.875	09/15/25	B+	1,695	1,339,050

Steel 0.10%					866,303
Steel Capital SA for OAO Severstal,
Sec Note (S)	9.750	07/29/13	BB	870	866,303

Thrifts & Mortgage Finance 20.31%					176,451,323
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO	3.193	12/25/46	BB	50,930	2,037,204
Mtg Pass Thru Ctf Ser 2006-6 Class A1A (P)	2.662	12/25/46	AAA	2,740	1,667,191
Mtg Pass Thru Ctf Ser 2007-5 Class XP IO	Zero	06/25/47	AAA	36,702	2,225,031
Mtg Pass Thru Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	29,630	1,648,187
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A Class D (S)	5.957	04/15/37	BBB	3,175	2,836,167
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (S)	8.144	05/01/21	BB	3,590	3,492,397
Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class A4 (P)	5.352	09/10/47	AAA	2,965	2,795,908
Mtg Pass Thru Ctf Ser 2006-2 Class A3 (P)	5.901	05/10/45	AAA	5,400	5,240,741
Mtg Pass Thru Ctf Ser 2006-3 Class A4 (P)	5.889	07/10/44	AAA	5,260	4,968,155
Mtg Pass Thru Ctf Ser 2006-4 Class A3A	5.600	07/10/46	AAA	4,245	4,077,214
Banc of America Funding Corp.(P),
Mtg Pass Thru Ctf Ser 2006-B Class 6A1	5.881	03/20/36	AAA	3,501	3,030,271
Mtg Pass Thru Ctf Ser 2006-D Class 6B1	5.946	05/20/36	A	2,114	666,472
Mtg Pass Thru Ctf Ser 2007-E Class 4A1	5.852	07/20/47	AAA	2,053	1,793,003
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.471	04/25/35	AA+	1,167	539,127
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2006-PW14 Class D (S)	5.412	12/11/38	A	2,480	1,440,491
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05/25/20	AAA	2,827	2,463,185
Citigroup Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4 Class A3 (P)	5.915	03/15/49	AAA	3,350	3,150,464

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A (P)	5.838%	12/25/35	AAA	2,673	$2,034,147
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08/25/35	AAA	1,642	1,463,245
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2005-CD1 Class C	5.400	07/15/44	AA	1,030	768,502
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7 Class A3	5.899	06/10/46	AAA	3,200	3,117,323
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08/15/25	BB	306	250,475
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO	3.188	11/20/35	AAA	39,141	1,345,487
Mtg Pass Thru Ctf Ser 2006-0A10 Class XPP IO	1.800	08/25/46	AAA	19,973	736,498
Mtg Pass Thru Ctf Ser 2006-0A3 Class X IO	2.435	05/25/36	AAA	16,672	666,882
Mtg Pass Thru Ctf Ser 2006-0A8 Class X IO	4.079	07/25/46	AAA	37,994	1,288,087
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05/25/36	Aaa	3,615	2,091,102
Crown Castle Towers LLC(S),
Mtg Pass Thru Ctf Ser 2006-1A Class E (S)	6.065	11/15/36	Baa3	2,900	2,410,074
Mtg Pass Thru Ctf Ser 2006-1A- F	6.650	11/15/36	Ba1	5,065	4,515,887
DB Master Finance LLC(S),
Mtg Pass Thru Ctf Ser 2006-1 Class A2 (S)	5.779	06/20/31	AA	4,605	4,029,974
Mtg Pass Thru Ctf Ser 2006-1-M1 (S)	8.285	06/20/31	BB	1,065	812,733
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04/25/37	BB	3,215	2,009,375
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO	0.151	08/19/45	AAA	37,299	1,095,668
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.218	12/25/34	AA	1,200	690,617
Mtg Pass Thru Ctf Ser 2006-AA2 Class B1 (G) (P)	6.150	05/25/36	AA	1,324	232,712
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12/15/14	Baa2	1,425	1,320,419
Sub Bond Ser 2006-1 Class E (S)	6.495	02/15/36	Baa3	1,850	1,720,210
Global Tower Partners Acquisition Partners LLC,
Mtg Pass Thru Ctf Ser 2007-1A Class F (S)	7.050	05/15/37	Ba2	780	733,932
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2003-C2 Class B (P)	5.683	05/10/40	AAA	7,495	7,356,704
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1 Class 2A1 (P)	5.633	04/19/36	AAA	2,350	1,860,551
Greenpoint Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR1 Class A3 (P)	2.752	06/25/45	AAA	676	347,204
Mtg Pass Thru Ctf Ser 2005-AR4 Class 4A2 (P)	2.832	10/25/45	AAA	3,081	1,368,935
Mtg Pass Thru Ctf Ser 2006-AR1 Class A2A (P)	2.842	02/25/36	AAA	4,997	2,387,612
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-GG9 Class C	5.554	03/10/39	AA	1,810	1,100,188
Mtg Pass Thru Ctf Ser 2007-GG9 Class F	5.633	03/10/39	A	995	456,209
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (P)	4.524	08/25/34	AA	1,784	1,368,124
Mtg Pass Thru Ctf Ser 2006-AR1 Class 3A1 (P)	5.371	01/25/36	AAA	5,281	4,565,431
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-16 Class 2A1B (P)	2.796	01/19/36	AAA	1,675	752,135
Mtg Pass Thru Ctf Ser 2005-8 Class 1X IO	2.630	09/19/35	AAA	27,653	613,546
Mtg Pass Thru Ctf Ser 2006-SB1 Class A1A (P)	3.929	12/19/36	AAA	3,490	2,017,160
Mtg Pass Thru Ctf Ser 2007-3 Class ES	Zero	05/19/47	AAA	70,727	442,046
Mtg Pass Thru Ctf Ser 2007-4 Class ES IO (G)	0.350	07/19/47	AAA	71,277	467,756

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)
Mtg Pass Thru Ctf Ser 2007-6 Class ES IO (G) (S)	0.343%	11/19/15	AAA	49,604	$310,022
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01/25/35	AA	1,177	595,695
Mtg Pass Thru Ctf Ser 2005-AR18 Class 1X IO	2.961	10/25/36	AAA	64,757	1,457,026
Mtg Pass Thru Ctf Ser 2005-AR18 Class 2X IO	2.661	10/25/36	AAA	79,644	1,146,872
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1(P)	5.490	05/25/35	AA	1,656	802,395
Mtg Pass Thru Ctf Ser 2006-AR19 Class 1B1(P)	6.343	08/25/36	B	1,780	162,056
JPMorgan Chase Commercial Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08/15/42	AAA	2,865	2,655,667
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10/15/42	Aa2	1,646	1,170,051
Mtg Pass Thru Ctf Ser 2006-LDP7 Class A4	6.065	04/15/45	AAA	3,345	3,155,440
JPMorgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2 Class 2A16	6.500	09/25/35	AAA	2,472	2,245,452
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01/25/21	AAA	3,281	3,045,939
Mtg Pass Thru Ctf Ser 2006-A7 Class 2A5 (P)	5.801	01/25/37	Aa1	4,328	3,082,623
LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4 Class A4 (P)	6.080	06/15/38	AAA	3,950	3,749,587
Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N Class 3A2 (P)	2.832	11/25/35	AAA	3,530	1,534,349
Mtg Pass Thru Ctf Ser 2005-7N Class 1A1B (P)	2.772	12/25/35	AAA	2,465	1,107,082
Mtg Pass Thru Ctf Ser 2006-2N Class 1A2 (P)	2.812	02/25/46	AAA	7,536	3,091,865
Master Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-2 Class 4A1 (P)	4.981	02/25/36	AAA	3,957	3,364,712
Merrill Lynch/Countrywide Commercial Mtg. Trust,
Mtg Pass Thru Ctf Ser 2006-2 Class A4 (P)	6.104	06/12/46	AAA	4,535	4,306,851
MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3 Class M1 (P)	5.941	09/25/37	AA	1,565	1,080,279
Mtg Pass Thru Ctf Ser 2007-3 Class M2 (P)	5.941	09/25/37	A	585	449,950
Mtg Pass Thru Ctf Ser 2007-3 Class M3 (P)	5.941	09/25/37	BBB	375	251,283
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4	5.379	11/14/42	AAA	3,065	2,930,421
Mtg Pass Thru Ctf Ser 2005-IQ10 Class A4A	5.230	09/15/42	AAA	2,680	2,530,938
Mtg Pass Thru Ctf Ser 2006-IQ12 Class E	5.538	12/15/43	A+	2,430	1,505,112
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.829	05/25/35	AA	1,592	1,204,634
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class AF3	4.499	08/25/35	AAA	1,162	1,153,506
Mtg Pass Thru Ctf Ser 2005-2 Class AF4	4.934	08/25/35	AAA	2,365	2,205,089
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12 Class NB5 (P)	5.949	12/25/35	AAA	2,445	1,853,592
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500	07/25/36	AAA	3,899	2,372,400
Structured Asset Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-6A Class B1 (P)	5.545	03/25/33	AA	2,625	1,964,669
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08/25/35	AAA	1,537	1,196,800
Mtg Pass Thru Ctf Ser 2005-AR4 Class 1A1B (P)	4.019	05/25/46	AAA	3,012	1,174,500
Mtg Pass Thru Ctf Ser 2005-AR6 Class B1 (P)	3.072	04/25/45	AA+	4,568	2,284,181
Mtg Pass Thru Ctf Ser 2005-AR13 Class B1 (P)	3.072	10/25/45	AA+	4,106	2,044,864
Mtg Pass Thru Ctf Ser 2005-AR19 Class A1B3 (P)	2.822	12/25/45	AAA	1,175	612,684
Mtg Pass Thru Ctf Ser 2005-AR19 Class B1 (P)	3.172	12/25/45	AA+	2,382	952,901
Mtg Pass Thru Ctf Ser 2007-0A4 Class XPPP IO	0.873	04/25/47	Aaa	71,726	896,579
Mtg Pass Thru Ctf Ser 2007-0A5 Class 1XPP IO	0.689	06/25/47	Aaa	165,162	1,909,682
Mtg Pass Thru Ctf Ser 2007-0A6 Class 1XPP IO	0.869	07/25/47	Aaa	95,053	1,069,346

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)
Mtg Pass Thru Ctf Ser 2007-1 Class B1 (P)	6.199%	02/25/37	BB	2,126	$285,686
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07/25/19	AAA	2,000	1,882,705
Mtg Pass Thru Ctf Ser 2006-AR15 Class A3 (P)	5.652	10/25/36	AAA	4,697	3,147,680

Tobacco 0.69%					6,031,660
Alliance One International, Inc.,
Gtd Sr Note	11.000	05/15/12	B+	690	702,075
Gtd Sr Note	8.500	05/15/12	B+	890	834,375
Philip Morris International, Inc.,
Sr Note	5.650	05/16/18	A	2,905	2,857,956
Reynolds American, Inc.,
Sr Sec Note	7.250	06/01/13	BBB	1,575	1,637,254

Wireless Telecommunication Services 1.00%					8,682,383
America Movil SA de CV,
Sr Sec Note	5.750	01/15/15	BBB+	1,595	1,590,341
Citizens Communications Co.,
Sr Note	6.250	01/15/13	BB	1,540	1,470,700
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)	5.612	06/15/35	Baa2	3,455	3,299,180
Digicel Group Ltd.,
Sr Note (S)	8.875	01/15/15	Caa1	2,115	1,985,562
Rural Cellular Corp.,
Sr Sub Note (P)	8.551	11/01/12	A	330	336,600
			Credit
Issuer, description			rating (A)	Shares	Value

Preferred Stocks 0.68%					$5,956,094
(Cost $6,474,547)

Agricultural Products 0.24%					2,138,275
Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)			BBB-	23,250	2,138,275

Integrated Telecommunication Services 0.19%					1,634,580
Telephone & Data Systems, Inc.,
7.60%			BBB-	81,000	1,634,580

Investment Banking & Brokerage 0.25%					2,183,239
Merrill Lynch & Co., Inc.,
8.625%, Ser MER			BBB+	100,425	2,183,239
			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche Loans 0.09%					$759,500
(Cost $767,250)

Hotels, Resorts & Cruise Lines 0.09%					759,500
East Valley Tourist Development Authority,
Tranche A 8-6-12			B3	775	759,500

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 41.59%					$361,304,904
(Cost $359,051,731)

U.S. Government 3.82%					33,149,297
United States Treasury,
Bond (L)	5.000%	05/15/37	AAA	4,700	5,135,850
Note (L)	4.000	08/15/18	AAA	12,500	12,690,425
Note (L)	3.875	05/15/18	AAA	8,645	8,695,651
Inflation Indexed Note TIPS (D)(L)	2.000	07/15/14	AAA	6,373	6,627,371

U.S. Government Agency 37.77%					328,155,607
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250	01/01/16	AAA	32	36,049
30 Yr Pass Thru Ctf	6.000	08/15/32	AAA	2,454	2,486,013
30 Yr Pass Thru Ctf	6.000	05/01/38	AAA	11,826	11,940,311
30 Yr Pass Thru Ctf	6.000	08/01/38	AAA	14,714	14,846,295
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	4,692	4,627,550
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	4,343	4,283,973
30 Yr Pass Thru Ctf	5.000	07/01/35	AAA	8,434	8,132,293
30 Yr Pass Thru Ctf	5.000	09/01/35	AAA	1,024	987,195
Sr Note	4.500	01/15/15	AAA	6,495	6,560,307
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11/01/20	AAA	1,232	1,248,492
15 Yr Pass Thru Ctf	5.500	12/01/20	AAA	5,224	5,301,541
15 Yr Pass Thru Ctf	5.000	08/01/19	AAA	2,795	2,808,405
30 Yr Pass Thru Ctf	6.500	07/01/36	AAA	4,860	5,006,927
30 Yr Pass Thru Ctf	6.500	07/01/37	AAA	10,024	10,317,539
30 Yr Pass Thru Ctf	6.000	10/01/35	AAA	1	1,243
30 Yr Pass Thru Ctf	6.000	04/01/36	AAA	2,661	2,695,647
30 Yr Pass Thru Ctf	6.000	05/01/36	AAA	1,933	1,956,207
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	8,707	8,811,757
30 Yr Pass Thru Ctf	6.000	11/01/36	AAA	370	374,493
30 Yr Pass Thru Ctf	6.000	07/01/37	AAA	12,369	12,508,617
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	16,419	16,617,338
30 Yr Pass Thru Ctf	6.000	01/01/38	AAA	32,185	32,528,064
30 Yr Pass Thru Ctf	5.500	05/01/35	AAA	24,598	24,419,332
30 Yr Pass Thru Ctf	5.500	01/01/36	AAA	7,961	7,879,269
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	16,078	15,900,692
30 Yr Pass Thru Ctf	5.500	04/01/37	AAA	7,320	7,237,331
30 Yr Pass Thru Ctf	5.500	05/01/37	AAA	4,828	4,772,831
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	11,142	11,016,127
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	7,672	7,585,469
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	17,916	17,712,861
30 Yr Pass Thru Ctf	5.500	12/01/37	AAA	9,572	9,457,208
30 Yr Pass Thru Ctf	5.500	06/01/38	AAA	9,166	9,056,902
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	6,430	6,353,526
30 Yr Pass Thru Ctf	5.000	11/01/33	AAA	4,527	4,382,726
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	19,854	19,084,979
30 Yr Pass Thru Ctf	5.000	07/01/23	AAA	14,053	13,936,777
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	10,435	10,031,299
Sub Note	Zero	02/01/15	AAA	2,020	1,554,505
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01/15/16	AAA	11	12,127
30 Yr Pass Thru Ctf	10.000	06/15/20	AAA	25	29,009
30 Yr Pass Thru Ctf	10.000	11/15/20	AAA	11	12,276

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency (continued)
SBA CMBS Trust(S),
Sub Bond Ser 2005-1A Class D (S)	6.219%	11/15/35	Baa2	850	$805,203
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	Baa3	795	745,884
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	Ba3	1,373	1,314,969
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	B1	850	778,049

	Exercise	Expiration		Number of
Issuer	price	date		contracts	Value

Options Purchased 0.19%					$1,616,652
(Cost $3,217,360)

Options - Calls 0.19%					1,616,652
U.S. Treasury	$0.820	Dec 2009		467,685,000	982,690
U.S. Treasury	0.965	Jan 2010		465,000,000	633,962

Short-term investments 4.75%					$41,288,977
(Cost $41,288,977)
				Par Value
			Interest
Issuer, description, maturity date			rate	(000)	Value

Joint Repurchase Agreement 0.58%					5,061,000
Joint Repurchase Agreement with Barclays PLC
dated 08-29-08 at 2.02% to be repurchased at
$14,461,245 on 09/02/08, collateralized by
$12,642,975 U.S. Treasury Inflation Indexed Note,
2.500%, due 07/15/16 (valued at $14,747,160,
including interest).			2.020	$5,061	5,061,000
				Shares

Cash Equivalents 4.17%					36,227,977
John Hancock Cash Investment Trust (T) (W)			2.793 (Y)	36,227,977	36,227,977

Total investments (Cost $965,432,859)† 103.72%					$901,085,105

Other assets and liabilities, net (3.72%)					($32,308,086)

Total net assets 100.00%					$868,777,019

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of August 31, 2008.

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $116,910,281 or 13.46% of the net assets of the Fund as of August 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $966,100,526. Net unrealized depreciation aggregated $65,015,421, of which $8,714,466 related to appreciated investment securities and $73,729,887 related to depreciated investment securities.

Open forward foreign currency contracts on August 31, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

BUYS
Canadian Dollar	$1,960,383	Sep 2008	($72,559)

SELLS
Canadian Dollar	(1,960,383)	Sep 2008	77,880
			$5,321

The Fund had the following credit default swap contracts open on August 31, 2008:

ISSUER	NOTIONAL	BUY/SELL	RECEIVED	TERMINATION	COUNTER	UNREALIZED
	AMOUNT	PROTECTION	FIXED RATE	DATE	PARTY	DEPRECIATION
General					Lehman Brothers	($92,530)
Motors Corp.	$3,000,000	SELL	5.35%	Mar 2009
Goodyear Tire					Morgan Stanley	(474,488)
& Rubber Co.	5,000,000	SELL	3.15	Mar 2012
Total						($567,018)

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisors, LLC (the Advisor), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$40,045,796	$-
Level 2 – Other Significant Observable Inputs	832,409,681	(561,697)
Level 3 – Significant Unobservable Inputs	28,629,628	-
Total	$901,085,105	($561,697)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of February 29, 2008	$32,387,014	$-
Accrued discounts/premiums	104,731	-
Realized gain (loss)	52,732	-
Change in unrealized appreciation	(156,917)	-
(depreciation)
Net purchases (sales)	(3,757,932)	-
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2008	$28,629,628	$-

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation), and related net receivable or payable amount, are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized in the table on the previous page if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q1 8/08
10/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 30, 2008